Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700		55.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%		June 15, 2028
Class A-2b Notes	$217,400,000.00	3.95819%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,783,491.01

Principal:
Principal Collections	$29,250,710.65
Prepayments in Full	$12,523,790.27
Liquidation Proceeds	$516,010.74
Recoveries	$7,732.65
Sub Total	$42,298,244.31
Collections	$48,081,735.32

Purchase Amounts:
Purchase Amounts Related to Principal	$104,795.05
Purchase Amounts Related to Interest	$631.02
Sub Total	$105,426.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,187,161.39

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,187,161.39
Servicing Fee	$1,161,911.08	$1,161,911.08	$0.00	$0.00	$47,025,250.31
Interest - Class A-1 Notes	$195,880.55	$195,880.55	$0.00	$0.00	$46,829,369.76
Interest - Class A-2a Notes	$1,050,833.33	$1,050,833.33	$0.00	$0.00	$45,778,536.43
Interest - Class A-2b Notes	$645,382.88	$645,382.88	$0.00	$0.00	$45,133,153.55
Interest - Class A-3 Notes	$1,767,320.00	$1,767,320.00	$0.00	$0.00	$43,365,833.55
Interest - Class A-4 Notes	$312,050.00	$312,050.00	$0.00	$0.00	$43,053,783.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,053,783.55
Interest - Class B Notes	$167,374.00	$167,374.00	$0.00	$0.00	$42,886,409.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,886,409.55
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$42,886,409.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,886,409.55
Regular Principal Payment	$64,376,157.92	$42,886,409.55	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,187,161.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$42,886,409.55
Total					$42,886,409.55

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$42,886,409.55	$133.85	$195,880.55	$0.61	$43,082,290.10	$134.46
Class A-2a Notes	$0.00	$0.00	$1,050,833.33	$3.23	$1,050,833.33	$3.23
Class A-2b Notes	$0.00	$0.00	$645,382.88	$2.97	$645,382.88	$2.97
Class A-3 Notes	$0.00	$0.00	$1,767,320.00	$3.26	$1,767,320.00	$3.26
Class A-4 Notes	$0.00	$0.00	$312,050.00	$3.29	$312,050.00	$3.29
Class B Notes	$0.00	$0.00	$167,374.00	$3.53	$167,374.00	$3.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$42,886,409.55	$27.16	$4,138,840.76	$2.62	$47,025,250.31	$29.78

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$64,376,157.92	0.2009243	$21,489,748.37	0.0670716
Class A-2a Notes	$325,000,000.00	1.0000000	$325,000,000.00	1.0000000
Class A-2b Notes	$217,400,000.00	1.0000000	$217,400,000.00	1.0000000
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,322,916,157.92	0.8378508	$1,280,029,748.37	0.8106893

Pool Information
Weighted Average APR	5.268%	5.279%
Weighted Average Remaining Term	51.63	50.88
Number of Receivables Outstanding	39,627	38,908
Pool Balance	$1,394,293,290.99	$1,351,566,483.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,339,783,209.16	$1,299,330,077.83
Pool Factor	0.8472131	0.8212510

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$52,236,405.87
Targeted Overcollateralization Amount	$83,815,377.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,536,735.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$331,500.58
(Recoveries)		4	$7,732.65
Net Loss for Current Collection Period			$323,767.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2787%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0064%
Second Prior Collection Period			0.1380%
Prior Collection Period			0.1701%
Current Collection Period			0.2830%
Four Month Average (Current and Prior Three Collection Periods)			0.1494%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		336	$743,207.21
(Cumulative Recoveries)			$20,437.71
Cumulative Net Loss for All Collection Periods			$722,769.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0439%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,211.93
Average Net Loss for Receivables that have experienced a Realized Loss			$2,151.10

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.49%	161	$6,604,615.77
61-90 Days Delinquent	0.09%	27	$1,246,283.20
91-120 Days Delinquent	0.03%	7	$346,963.50
Over 120 Days Delinquent	0.01%	4	$187,476.96
Total Delinquent Receivables	0.62%	199	$8,385,339.43

Repossession Inventory:
Repossessed in the Current Collection Period		16	$850,747.11
Total Repossessed Inventory		26	$1,305,668.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0964%
Prior Collection Period			0.1009%
Current Collection Period			0.0977%
Three Month Average			0.0983%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1318%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	72	$3,324,290.09
2 Months Extended	121	$5,729,046.43
3+ Months Extended	27	$1,320,226.72

Total Receivables Extended	220	$10,373,563.24
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer